Accumulated Other Comprehensive Losses	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Losses
Accumulated Other Comprehensive Losses:
PMI's accumulated other comprehensive losses, net of taxes, consisted of the following:

(Losses) Earnings	At December 31,
(in millions)	2013	2012	2011
Currency translation adjustments	$(2,207)	$(331)	$(293)
Pension and other benefits	(2,046)	(3,365)	(2,585)
Derivatives accounted for as hedges	63	92	15
Total accumulated other comprehensive losses	$(4,190)	$(3,604)	$(2,863)

Reclassifications from Other Comprehensive Earnings

The movements in accumulated other comprehensive losses and the related tax impact, for each of the components above, that is due to current period activity and reclassifications to the income statement are shown on the consolidated statements of comprehensive earnings for the years ended December 31, 2013, 2012 and 2011. The movement in currency translation adjustments for the year ended December 31, 2013, was also impacted by the purchase of the remaining shares of the Mexican tobacco business. In addition, $12 million of net currency translation adjustment gains were transferred from other comprehensive earnings to marketing, administration and research costs in the consolidated statements of earnings for the year ended December 31, 2013 upon liquidation of a subsidiary. For additional information, see Note 13. Benefit Plans and Note 15. Financial Instruments for disclosures related to PMI's pension and other benefits and derivative financial instruments.